Impairment reversal (impairment and disposals) of non-current assets (Details 1) t in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) t	Dec. 31, 2022 USD ($) t
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 1,473	$ 1,367
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.00%	6.40%
Period of cash flow projections	2053	2052
Sensitivity of key assumptions	A 34% reduction in the long-term prices of all commodities or a 61% reduction in reserves would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 29% reduction in the long-term prices of all commodities or a 51% reduction in reserves would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.
Iron Ore Pellets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	75	75
Iron Ore Pellets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	98	95
Nickel Operations [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 1,789	$ 1,822
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Period of cash flow projections	2034-2048	2032-2048
Sensitivity of key assumptions	A 12.5% reduction in the long-term prices of all commodities would, alone, result in estimated recoverable amount equal to the carrying value of this group of CGUs.	A 23.7% reduction In the long-term prices of all commodities would, alone, result in estimated recoverable amount equal to the carrying value of this group of CGUs.
Nickel Operations [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.60%	4.50%
Range iron ore forecasted prices	18,000	21,000
Nickel Operations [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.90%	5.30%
Range iron ore forecasted prices	23,000	24,000
Research And Development Project [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 568	$ 528
Impairment testing results	The recoverable amount of the cash generating unit is higher than the carrying amount and, therefore, there is no impairment to be recognised.	The recoverable amount of the cash generating unit is higher than the carrying amount and, therefore, there is no impairment to be recognised.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.00%	6.40%
Sensitivity of key assumptions	A 7.5% reduction in the prices of all commodities or an 67% reduction in in processing and beneficiating iron ore volumes would, alone, result in estimated recoverable amount equal to the carrying value of this asset.	A 12.5% reduction in the prices of all commodities or an A 77% reduction in in processing and beneficiating iron ore volumes would, alone, result in estimated recoverable amount equal to the carrying value of this asset.
Beginning of operation and useful life	16 years of useful life considering the beginning of operation in 2025	16 years of useful life considering the beginning of operation in 2025
Research And Development Project [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	80	85
Research And Development Project [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	98	95